Stock Option Reserve (Details 1) - Unvested Options [Member] - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
iOx Option Plan [Member]
Statements [Line Items]
Grant date	November 28, 2016	April 17, 2018
Risk free interest rate	2.60%	2.60%
Expected dividend	0.00%	0.00%
Expected volatility	80.00%	80.00%
Expected life	1 year 109 days 12 hours	3 years 73 days
Fair value of stock	$ 4,630.35	$ 4,630.35
2021 Equity Incentive Plan [Member]
Statements [Line Items]
Risk free interest rate	0.48%	0.48%
Expected dividend	0.00%	0.00%
Expected volatility	139.00%	144.00%
Expected life	5 years 6 months	6 years
Fair value of stock	$ 16.66	$ 17.11